GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Mar. 31, 2025
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

5. GENERAL AND ADMINISTRATIVE EXPENSES

The following table sets forth the breakdown of our general and administrative expenses for the six months ended March 31, 2025 and 2024:

	For the six months ended March 31,
	2025	2024
	US$	US$
Professional expense	594,788	135,471
Depreciation expense	26,890	218,460
Payroll expense	1,218,928	1,057,751
Staff welfare	39,306	5,561
Insurance expense	37,049	6,589
Auditor’s remuneration	250,096	234,000
Electricity & water	8,057	8,096
Motor expense	49,726	29,944
Sundry expenses	109,405	25,322
Travel expenses and entertainment	219,218	29,234
Bank charges	11,269	8,396
Reversal of expected credit loss	(86,285)	(35,838)
Office expense	62,360	43,703
Computer accessories	38,414	36,008
Repairs and maintenance	10,134	3,699
Exchange difference	24,508	1,987

	2,613,863	1,808,383